Asset Retirement Obligation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Undiscounted amount	$ 16,500,000	$ 16,500,000
Inflation interest rate	2.50%	2.50%
Interest free rate	4.75%	4.00%
Natural gas revenue deposit percentage	10.00%
Close out Fund amounted	$ 686,159	$ 371,124
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	20 years